Deposits and obligations - Summary of time deposits classified by maturity (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	S/ 10,954,233	S/ 13,534,993
Up to 1 month [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	4,679,045	6,983,091
From 1 to 3 months [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	2,205,213	2,208,207
From 3 months to 1 year [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	3,430,805	3,531,496
From 1 to 5 years [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	377,889	539,586
Over 5 years [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	S/ 261,281	S/ 272,613